Income Taxes (Tables)	12 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Schedule Of Income Tax Expense

	2011	2010	2009
Current	(Dollars in thousands)
Federal	$25,889	$31,252	$32,590
State	2,707	2,807	2,788
	28,596	34,059	35,378
Deferred
Federal	(8,933)	3,209	3,285
State	(714)	257	263
	(9,647)	3,466	3,548
	$18,949	$37,525	$38,926

Differences Between Effective Rates And Statutory Federal Income Tax Rate Computed On Income Before Income Tax Expense

	2011		2010		2009
	Amount	%	Amount	%	Amount	%
	(Dollars in thousands)
Federal income tax expense
computed at statutory Federal rate	$20,073	35.0%	$36,878	35.0%	$36,828	35.0%
Increases (Decreases) in taxes resulting from:
State taxes, net of Federal tax effect	1,993	3.4	3,064	2.9	3,051	2.9
Net tax-exempt interest income	(577)	(1.0)	(624)	(0.6)	(579)	(0.6)
Change in cash surrender value of BOLI	(638)	(1.1)	(421)	(0.4)	(406)	(0.4)
Low income housing tax credits	(1,397)	(2.4)	(1,209)	(1.1)	(1,013)	(1.0)
Other	(505)	(0.9)	(163)	(0.2)	1,045	1.1
	$18,949	33.0%	$37,525	35.6%	$38,926	37.0%

Deferred Income Tax Expense Results From Temporary Differences In Recognition Of Revenue And Expenses For Tax

	2011	2010	2009
	(Dollars in thousands)
Foundation contribution	$(12,824)	$--	$--
Mortgage servicing rights	(885)	774	(874)
ACL	(197)	(1,771)	(1,628)
FHLB prepayment penalty	--	1,283	4,601
FHLB stock dividends	1,432	2,206	694
Other, net	2,827	974	755
	$(9,647)	$3,466	$3,548

Components Of Net Deferred Income Tax (Liabilities) Assets

	2011	2010
	(Dollars in thousands)
Deferred income tax assets:
Foundation contribution	$12,824	$--
ACL	3,863	3,666
Salaries and employee benefits	1,219	1,230
ESOP compensation	836	747
Other	2,630	2,307
Gross deferred income tax assets	21,372	7,950

Valuation allowance	(2,060)	(280)
Gross deferred income tax asset, net of valuation allowance	19,312	7,670

Deferred income tax liabilities:
FHLB stock dividends	18,828	17,396
Unrealized gain on AFS securities	16,203	19,362
Other	4,728	4,156
Gross deferred income tax liabilities	39,759	40,914

Net deferred tax liabilities	$(20,447)	$(33,244)

Reconciliation Of Beginning And Ending Amounts Of Unrecognized Tax Benefits

	2011	2010	2009
	(Dollars in thousands)
Balance at beginning of year	$114	$2,848	$2,409
Additions for tax positions related to the current year	--	--	109
Additions for tax positions of prior years	3	28	888
Reductions for tax positions of prior years	(49)	(195)	--
Reductions relating to settlement with taxing authorities	--	--	(97)
Lapse of statute of limitations	--	(2,567)	(461)
Balance at end of year	$68	$114	$2,848